Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions	The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2021	2020	2019
	(in € millions)
Key management compensation
Short term employee benefits	4	5	5
Share-based compensation	26	30	22
Total	30	35	27